U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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1. Name and address of issuer:
                              The Cutler Trust
                              Two Portland Square
                              Portland, Maine 04101

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2. Name of each series or class of funds for which this notice is filed:

                        Cutler Approved List Equity Fund
                        Cutler Equity Income Fund
                        Cutler Government Securities Fund

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3. Investment Company Act File Number:     811-7242

     Securities Act File Number:           33-52850

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4. Last day of fiscal year for which this notice is filed:

                                  June 30, 1997

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5. Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                       [ ]

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6. Date of  termination  of  issuer's  declaration  under Rule  24f-2(a)(1),  if applicable (see Instruction A.6):

                                       N/A

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7. Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 0 (zero) Shares


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8. Number and amount of securities  registered during the fiscal year other than pursuant to Rule 24f-2:

                                 0 (zero) Shares

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                                      -1-

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                            DOLLARS                       SHARES
                                            -------                       ------
Cutler Approved List Equity Fund   $       3,116,411                     191,954
Cutler Equity Income Fund          $      10,855,935                     782,734
Cutler Government Securities Fund  $         337,536                      34,403
                                   ---------------------------------------------
                                   $      14,309,882                   1,009,091

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10. Number and aggregate sale price of securities  sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                            DOLLARS                       SHARES
                                            -------                       ------
Cutler Approved List Equity Fund   $       3,116,411                     191,954
Cutler Equity Income Fund          $      10,855,935                     782,734
Cutler Government Securities Fund  $         337,536                      34,403
                                   ---------------------------------------------
                                   $      14,309,882                   1,009,091

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11. Number and  aggregate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.

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12. Calculation of registration fee:

  (i) aggregate sale price of securities sold
      during the fiscal year in reliance on
      Rule 24f-2 (from Item 10):                                     $14,309,882

 (ii) Aggregate price of shares issued in
      connection with dividend reinvestment
      plans (from Item 11, if applicable):                                    0*

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year
      (if applicable):                                               $19,329,509

 (iv) Aggregate  price of shares  redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to
      Rule 24e-2 (if applicable):                                              0

  (v) Net aggregate price of securities sold and
      issued during the fiscal year in reliance
      on Rule 24f-2 [line (i), plus line (ii),                                $0
      less line (iii), plus line (iv)] (if applicable):      -------------------

 (vi) Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable
      law or regulation (see Instruction C.6):                            1/3300

(vii) Fee due [line (i) or line (v) multiplied by
      line (vi)]:                                            $               -
                                                             ===================

* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.

INSTRUCTION:  ISSUERS  SHOULD  COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.

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13. Check  box  if  fees  are  being  remitted  to  the  Commission's  lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                       [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                       N/A


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                                   SIGNATURES

This report has been singed by the following persons on behalf of the issuer and in the capacities an on the dates indicated.

By (Signature and Title)*        /S/  Max Berueffy, Vice President And Secretary
                                 -----------------------------------------------

                                 Max Berueffy, Vice President and Secretary

Date   August 26, 1997

* Please print the name and title of the signing officer below the signature.

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                                      -3-

                                 LAW OFFICES OF
                             DECHERT PRICE & RHOADS

                              30 Rockefeller Plaza
                               New York, NY 10112

                            Telephone: (212) 698-3500
                               Fax: (212) 698-3599




                                                     August 26, 1997

The Cutler Trust
Two Portland Square
Portland, Maine 04101

Dear Sirs:

     As counsel for The Cutler Trust (the "Fund"), a Delaware business trust, during the fiscal year ended June 30, 1997, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-52850) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

     Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Fund for its fiscal year ended June 30, 1997, assuming such Shares were sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

     Our opinion above stated is expressed as members of the bar of the State of New York.

     We consent to the filing of this opinion in connection with the Notice of Form 24F-2 to be filed by the Fund with the Securities and Exchange Commission for the Fund's fiscal year ended June 30, 1997.


                                                     Very truly yours,

                                                     /s/  Dechert Price & Rhoads